Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 05, 2023 ft²	Nov. 16, 2022 ft²
Commitments and Contingencies [Line Items]
Sponsorship fee commitment		$ 11,000,000	$ 22,000,000
Square feet of land (in Square Feet) | ft²				288,680	30,744
Accrued contingencies	$ 5,356,905	2,206,905
Contingent liability
Sponsorship Agreement [Member]
Commitments and Contingencies [Line Items]
Sponsorship fee commitment	$ 90,000,000